UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-03495

DWS Money Market Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2015

Annual Report
to Shareholders

NY Tax Free Money Fund

Tax-Exempt New York Money Market Fund

Contents

3 Portfolio Management Review

6 Investment Portfolio

9 Statement of Assets and Liabilities

10 Statement of Operations

11 Statement of Changes in Net Assets

13 Financial Highlights

14 Notes to Financial Statements

19 Report of Independent Registered Public Accounting Firm

20 Information About Your Fund's Expenses

21 Tax Information

22 Other Information

23 Advisory Agreement Board Considerations and Fee Evaluation

27 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Investment Objective NY Tax Free Money Fund seeks a high level of current income exempt from federal and New York income taxes consistent with liquidity and the preservation of capital.

Over the 12-month period ended December 31, 2015, rate levels for money market securities fluctuated based on varying economic reports, investors' interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. In March 2015, the Fed removed the word "patient" from its statement regarding the timing of a possible rate hike. Despite temporary conditions such as the harsh winter weather that many said was to blame for disappointing first-quarter 2015 U.S. gross domestic product (GDP) growth, in April the Fed anticipated that U.S. economic conditions would improve. A second-quarter rebound in U.S. GDP growth set the stage for a possible rate hike as early as September of 2015. In late August, the focus shifted to China, as news of that country’s economic slowdown spurred additional market volatility. In September, the Fed declined to raise rates, citing concerns over China’s stumbling economy, but in October the comments by the Fed turned more hawkish (and did not mention China), setting the stage for the eventual raising of the federal funds rate by 25 basis points in mid-December. Within the tax-exempt money markets, short-term rates remained disconnected from taxable money market rates and stayed historically low, while longer-term tax-exempt rates did see some increases over the period.

Positive Contributors to Fund Performance

We were able to maintain a competitive tax-free yield for the fund during the period ended December 31, 2015. Within the NY Tax Free Money Fund, we invested the majority of portfolio assets in short-term, floating-rate securities in order to maintain high quality and a high level of liquidity.

"We continue our insistence on the highest credit quality within the fund."

Negative Contributors to Fund Performance

The types of securities that we were investing in tended to have lower tax-exempt yields than issues carrying more risk. We preferred to be cautious during a time of market fluctuation. In the end, this contributed to lower yields, but we believe that it represented a prudent approach to preserving principal.

Fund to Be Liquidated

Upon the recommendation of Deutsche Investment Management, the Board of the Trust approved the liquidation of the fund effective on or about April 8, 2016. The fund will redeem all of its shares on the liquidation date.

Fund Performance (as of December 31, 2015)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in this fund is not insured or guaranteed by the FDIC or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price.

NY Tax Free Money Fund — Tax-Exempt New York Money Market Fund	7-Day Current Yield
December 31, 2015	.01%*
December 31, 2014	.01%*

* The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been lower.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Basis point — One basis point equals 1/100 of a percentage point.

Investment Portfolio as of December 31, 2015

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 98.0%
New York
Nassau, NY, Health Care Corp. Revenue, 0.01%*, 8/1/2029, LOC: TD Bank NA	970,000	970,000
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.01%*, 11/15/2050, LOC: U.S. Bank NA	500,000	500,000
Series E-2, 0.01%*, 11/15/2050, LOC: Bank of Tokyo-Mitsubishi UFJ	1,400,000	1,400,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series B-1, 0.01%*, 7/1/2034, LOC: Bank of America NA	100,000	100,000
New York, State Dormitory Authority Revenue, State Supported Debt, City University Consolidated, Series C, 0.01%*, 7/1/2031, LOC: Bank of America NA	600,000	600,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.01%*, 11/15/2036, LIQ: Fannie Mae	835,000	835,000
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 144A, 2.0%, 3/15/2016	935,000	938,469
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project:
Series A-1, AMT, 0.01%*, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
Series A-3, 144A, 0.01%*, 5/1/2039, LOC: Mizuho Corporate Bank	680,000	680,000
Series A-3, AMT, 0.02%*, 6/1/2036, LOC: Scotiabank	750,000	750,000
New York, State Housing Finance Agency Revenue, Riverside Center 2 Housing, Series A-3, 0.01%*, 11/1/2046, LOC: Bank of America NA	300,000	300,000
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.01%*, 11/1/2047, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 222 E 44th Street Housing, Series A, 144A, 0.03%*, 5/1/2050, LOC: Bank of China	1,450,000	1,450,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 144A, 0.03%*, 5/1/2048, LOC: Bank of China	900,000	900,000
New York, State Housing Finance Agency Revenue, 625 West 57th Street, Series 2015-A-2, 0.01%*, 5/1/2049, LOC: Bank of New York Mellon	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 900 8th Avenue Condominium LLC, Series A, AMT, 0.02%*, 5/15/2035, LIQ: Fannie Mae	700,000	700,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.04%*, 11/1/2049, LOC: Bank of China	1,250,000	1,250,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.01%*, 5/15/2037, LIQ: Fannie Mae	1,650,000	1,650,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.01%*, 11/1/2036, LOC: Landesbank Hessen-Thuringen	1,850,000	1,850,000
New York, State Housing Finance Agency, Liberty Street Realty LLC, Series A, 0.01%*, 5/1/2035, LOC: Freddie Mac	400,000	400,000
New York, State Power Authority, 0.14%**, Mandatory Put 3/1/2016 @ 100, 3/1/2020	1,780,000	1,780,000
New York, State Urban Development Corp. Revenue, Series A3C, 0.01%*, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,450,000	1,450,000
New York City, NY, Health & Hospital Corp., Health Systems, Series C, 144A, 0.01%*, 2/15/2031, LOC: TD Bank NA	500,000	500,000
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.02%*, 12/1/2037, LOC: Citibank NA	970,000	970,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 0.01%*, 10/15/2041, LIQ: Fannie Mae	1,600,000	1,600,000
New York City, NY, Housing Development Corp., White Plains Apartments, Series A, AMT, 0.01%*, 3/1/2038, LOC: Freddie Mac	500,000	500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-2, 0.01%*, 6/15/2024, SPA: Royal Bank of Canada	1,200,000	1,200,000
Series A, 0.01%*, 6/15/2032, SPA: State Street Bank & Trust Co.	205,000	205,000
Series B, 0.01%*, 6/15/2032, SPA: State Street Bank & Trust Co.	305,000	305,000
Series B-3, 0.01%*, 6/15/2045, SPA: State Street Bank & Trust Co.	180,000	180,000
New York City, NY, Transitional Finance Authority Revenue, New York City Recovery, Series 1, 0.01%*, 11/1/2022, SPA: Landesbank Hessen-Thuringen	100,000	100,000
New York, NY, General Obligation:
Series H-2, 0.01%*, 3/1/2034, LOC: California Public Employees Retirement System	500,000	500,000
Series E, 0.01%*, 8/1/2034, LOC: Bank of America NA	755,000	755,000
Series I, 0.01%*, 4/1/2036, LOC: Bank of New York Mellon	700,000	700,000
Series A-4, 0.01%*, 10/1/2041, LOC: Sumitomo Bank Ltd.	100,000	100,000
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.02%*, 6/1/2021, LIQ: Citibank NA	2,580,000	2,580,000
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.01%*, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,805,000	1,805,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $35,003,469)†	98.0	35,003,469
Other Assets and Liabilities, Net	2.0	709,663
Net Assets	100.0	35,713,132

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and shown at their current rates as of December 31, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2015.

† The cost for federal income tax purposes was $35,003,469.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$ —	$ 35,003,469	$ —	$ 35,003,469
Total	$ —	$ 35,003,469	$ —	$ 35,003,469

There have been no transfers between fair value measurement levels during the year ended December 31, 2015.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of December 31, 2015
Assets	NY Tax Free Money Fund
Investments in securities, valued at amortized cost	$ 35,003,469
Cash	756,864
Receivable for Fund shares sold	1,153
Interest receivable	6,754
Due from Advisor	18,494
Other assets	8,193
Total assets	35,794,927
Liabilities
Payable for Fund shares redeemed	402
Distributions payable	231
Accrued Trustees' fees	859
Other accrued expenses and payables	80,303
Total liabilities	81,795
Net assets, at value	$ 35,713,132
Net Assets Consist of
Undistributed net investment income	2,460
Accumulated net realized gain (loss)	(193)
Paid-in capital	35,710,865
Net assets, at value	$ 35,713,132
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($34,836,916 ÷ 34,856,888 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt New York Money Market Fund

Net Asset Value, offering and redemption price per share ($876,216 ÷ 876,719 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended December 31, 2015
Investment Income	NY Tax Free Money Fund
Income: Interest	$ 25,750
Expenses: Management fee	42,977
Administration fee	35,814
Services to shareholders	89,533
Distribution and service fees	65,246
Custodian fee	5,632
Professional fees	72,080
Reports to shareholders	46,736
Registration fees	32,609
Trustees' fees and expenses	3,359
Other	4,861
Total expenses before expense reductions	398,847
Expense reductions	(376,677)
Total expenses after expense reductions	22,170
Net investment income	3,580
Net realized gain (loss) from investments	4,286
Net increase (decrease) in net assets resulting from operations	$ 7,866

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

NY Tax Free Money Fund
Increase (Decrease) in Net Assets	Years Ended December 31,
	2015	2014
Operations: Net investment income	$ 3,580	$ 4,547
Net realized gain (loss) from investments	4,286	1,649
Net increase (decrease) in net assets resulting from operations	7,866	6,196
Distributions to shareholders from: Net investment income Investment Class	(4,144)	(5,299)
Tax-Exempt New York Money Market Fund	(116)	(158)
Total distributions	(4,260)	(5,457)
Fund share transactions: Investment Class Proceeds from shares sold	129,926,067	133,857,114
Reinvestment of distributions	1,324	1,577
Payments of shares redeemed	(136,751,035)	(134,804,489)
Net increase (decrease) in net assets from Investment Class share transactions	(6,823,644)	(945,798)
Tax-Exempt New York Money Market Fund Proceeds from shares sold	1,938,853	1,572,242
Reinvestment of distributions	114	157
Payments for shares redeemed	(1,811,046)	(3,216,474)
Net increase (decrease) in net assets from Tax-Exempt New York Money Market Fund share transactions	127,921	(1,644,075)
Increase (decrease) in net assets	(6,692,117)	(2,589,134)
Net assets at beginning of period	42,405,249	44,994,383
Net assets at end of period (including undistributed net investment income of $2,460 and $3,140, respectively)	$ 35,713,132	$ 42,405,249

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund (continued)
Other Information	Years Ended December 31,
	2015	2014
Investment Class
Shares outstanding at beginning of period	41,680,532	42,626,330
Shares sold	129,926,067	133,857,114
Shares issued to shareholders in reinvestment of distributions	1,324	1,577
Shares redeemed	(136,751,035)	(134,804,489)
Net increase (decrease) in Fund shares from Investment Class share transactions	(6,823,644)	(945,798)
Shares outstanding at end of period	34,856,888	41,680,532
Tax-Exempt New York Money Market Fund
Shares outstanding at beginning of period	748,798	2,392,873
Shares sold	1,938,853	1,572,242
Shares issued to shareholders in reinvestment of distributions	114	157
Shares redeemed	(1,811,046)	(3,216,474)
Net increase (decrease) in Fund shares from Tax-Exempt New York Money Market Fund share transactions	127,921	(1,644,075)
Shares outstanding at end of period	876,719	748,798

The accompanying notes are an integral part of the financial statements.

Financial Highlights

NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund
	Years Ended December 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.000*	.000*	.000*	.000*	.000*
Net realized gain (loss)	.000*	.000*	(.000)*	(.000)*	(.000)*
Total from investment operations	.000*	.000*	.000*	.000*	.000*
Less distributions from: Net investment income	(.000)*	(.000)*	(.000)*	(.000)*	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01	.01	.01	.01	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	2	13	16
Ratio of expenses before expense reductions (%)	1.36	1.23	1.12	1.11	1.05
Ratio of expenses after expense reductions (%)	.06	.09	.15	.20	.27
Ratio of net investment income (%)	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005 per share.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

NY Tax Free Money Fund (the "Fund") is a diversified series of DWS Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

NY Tax Free Money Fund offers two classes of shares: Investment Class and Tax-Exempt New York Money Market Fund. The financial highlights for Investment Class are provided separately and are available upon request.

Upon the recommendation of Deutsche Investment Management Americas Inc., the Board of the Trust approved the liquidation of the Fund effective on or about April 8, 2016 (the "Liquidation Date"). The Fund will redeem all of its shares on the Liquidation Date.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2015, the Fund had a net tax basis capital loss carryforward of $193 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2018, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

At December 31, 2015, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$ 2,460
Capital loss carryforwards	$ (193)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2015	2014
Distributions from tax-exempt income	$ 4,260	$ 5,457

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays an annual management fee of 0.12% based on the Fund's average daily assets, computed and accrued daily and payable monthly.

The Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of NY Tax Free Money Fund Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.80% of its average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses of the Fund.

Accordingly, for the year ended December 31, 2015, the fee pursuant to the Investment Management Agreement aggregated $42,977, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2015, the Administration Fee for the Fund was $35,814, all of which was waived.

In addition, the Advisor waived $144,290 of other expenses.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2015, the amount charged to the Fund by DSC was as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at December 31, 2015
Investment Class	$ 86,674	$ 86,674	$ —
Tax-Exempt New York Money Market Fund	1,696	1,676	20
	$ 88,370	$ 88,350	$ 20

Distribution and Service Fees. DeAWM Distributors, Inc. ("DDI") is the Fund's distributor. The Tax-Exempt New York Money Market Fund shares of the Fund pays DDI an annual fee, pursuant to a Rule 12b-1 plan, based on an annual rate of 0.50% of the Tax-Exempt New York Money Market Fund shares' average daily net assets, which is calculated daily and payable monthly. For the year ended December 31, 2015, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Waived
Tax-Exempt New York Money Market Fund	$ 4,804	$ 4,804

In addition, DDI provides information and administrative services for a fee ("Service Fee") to the Investment Class of the Fund at an annual rate of up to 0.25% of average daily net assets of the Investment Class of the Fund. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the year ended December 31, 2015, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Annual Effective Rate
Investment Class	$ 60,442	$ 60,442.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $18,349, of which $8,509 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended December 31, 2015, the Fund engaged in securities purchases of $113,195,000 and securities sales of $96,300,000, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2015.

D. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholder accounts could have a material impact on the Fund.

At December 31, 2015, one shareholder account held approximately 68% of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of DWS Money Market Trust and Shareholders of NY Tax Free Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NY Tax Free Money Fund (the "Fund") at December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

Boston, Massachusetts February 23, 2016	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2015 to December 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2015 (Unaudited)
Actual Fund Return	Tax-Exempt New York Money Market Fund
Beginning Account Value 7/1/15	$ 1,000.00
Ending Account Value 12/31/15	$ 1,000.07
Expenses Paid per $1,000*	$ .20
Hypothetical 5% Fund Return	Tax-Exempt New York Money Market Fund
Beginning Account Value 7/1/15	$ 1,000.00
Ending Account Value 12/31/15	$ 1,025.00
Expenses Paid per $1,000*	$ .20

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Tax-Exempt New York Money Market Fund
NY Tax Free Money Fund	.04%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended December 31, 2015, 100% are designated as exempt interest dividends for federal income tax purposes.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of NY Tax Free Money Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Investment Class shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for the following share class: Investment Class shares (1st quartile) and higher than the median of the applicable Lipper expense universe for the following share class: Tax-Exempt New York Money Market Fund shares (4th quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	106	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	106	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	106	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	106	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	106	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	106	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	106	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	106	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	106	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	106	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	106	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of Fund Administration, Deutsche Asset Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (since 2015); and Director and Vice President, DeAWM Trust Company (since 2016)
Melinda Morrow[6] (1970) Vice President, 2012–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management; and Chairman, Director and President, DeAWM Trust Company (since 2013); formerly, Director, DeAWM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, DeAWM Distributors, Inc.; and Secretary, DeAWM Service Company
Robert Kloby[6] (1962) Chief Compliance Officer, 2006–present	Managing Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan[6] (1974) Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

NY Tax Free Money Fund
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$44,174	$0	$0	$0
2014	$42,834	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$30,661	$0
2014	$0	$63,439	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$0	$30,661	$0	$30,661
2014	$0	$63,439	$0	$63,439

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2014 and 2015 financial statements, the Fund entered into an engagement letter with PwC. The terms of the 2015 engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 29, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 29, 2016